Borrowings - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Apr. 09, 2019	Dec. 31, 2018	Dec. 10, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Restrictive covenants		As of December 31, 2018, Navios Partners was in compliance with the financial covenants and/or the prepayment and/or the cure provisions as applicable in each of its credit facilities.
Financial liability		$ 24,842		$ 0
Financial Liabilities
Debt Instrument [Line Items]
Financial liability		24,842	$ 25,000
Purchase Obligation		$ 6,300
Sale Leaseback Transaction, Imputed Interest Rate		7.60%
Financial Liabilities | Navios Fantastiks
Debt Instrument [Line Items]
Sale Lease back Transaction Daily Rental Payments		$ 5,300
Financial Liabilities | Navios Beaufiks
Debt Instrument [Line Items]
Sale Lease back Transaction Daily Rental Payments		$ 5,100
Navios Holdings
Debt Instrument [Line Items]
Ownership percentage of Navios Holdings	20.40%	20.00%
July 2012 Credit Facility and June 2017 Credit Facility
Debt Instrument [Line Items]
Restrictive covenants		The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners’ vessels; changing the commercial and technical management of Navios Partners’ vessels; selling or changing the beneficial ownership or control of Navios Partners’ vessels; not maintaining Navios Holdings’ (or its affiliates) ownership in Navios Partners of at least 15.0%; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement.
Description of violation or event of default		The credit facilities require compliance with a number of financial covenants, including: (i) maintain a required security amount ranging over 120% to 140%; (ii) minimum free consolidated liquidity in an amount equal to at least $650 per owned vessel; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) maintain a ratio of total liabilities or total debt to total assets (as defined in our credit facilities) ranging of less than 0.75; and (v) maintain a minimum net worth to $135,000.
Minimum net worth required for compliance		$ 135,000
July 2012 Credit Facility and June 2017 Credit Facility | Minimum
Debt Instrument [Line Items]
Ratio of EBITDA to interest expense		200.00%
Security cover ratio		120.00%
July 2012 Credit Facility and June 2017 Credit Facility | Minimum | Navios Holdings
Debt Instrument [Line Items]
Ownership percentage of Navios Holdings		15.00%
July 2012 Credit Facility and June 2017 Credit Facility | Maximum
Debt Instrument [Line Items]
Total Liabilities to Total Assets ratio		0.75
Security cover ratio		140.00%
Term Loan B Credit Facility including addition
Debt Instrument [Line Items]
Restrictive covenants		The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners’ vessels; changing the commercial and technical management of Navios Partners’ vessels; selling or changing the beneficial ownership or control of Navios Partners’ vessels; not maintaining Navios Holdings’ (or its affiliates) ownership in Navios Partners of at least 15.0%; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement.
Description of violation or event of default		The Term Loan B Facility also provides for customary events of default, prepayment and cure provisions.
New Term Loan B Credit Facility | Minimum
Debt Instrument [Line Items]
Loan to value ratio		80.00%
New Term Loan B Credit Facility | Maximum
Debt Instrument [Line Items]
Loan to value ratio		100.00%
Prior to any distributions | July 2012 Credit Facility and June 2017 Credit Facility
Debt Instrument [Line Items]
Minimum free consolidated liquidity		$ 650
68 Equal consecutive average monthly installments | Financial Liabilities
Debt Instrument [Line Items]
Sale Lease back Transaction Monthly Rental Payments		$ 161
Finance Lease Liability, Maturity Date		Sep. 30, 2024
59 Equal consecutive average monthly installments | Financial Liabilities
Debt Instrument [Line Items]
Sale Lease back Transaction Monthly Rental Payments		$ 155
Finance Lease Liability, Maturity Date		Dec. 31, 2023